Other Current Liabilities (Detail)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Other Liabilities Current [Line Items]
Accrued expenses	$ 12,793,044	¥ 82,870,781	¥ 90,590,982
Advance from customers	3,023,749	19,587,242	7,816,400
Interest payable for convertible notes	1,151,927	7,461,952
Other payables	5,042,042	32,661,326	36,015,699
Payable to individual investors of internet finance business	22,111,593	143,234,477
Payable for purchases of property and equipment	2,067,263	13,391,314	9,238,840
Other tax payable	6,437,064	41,698,015	25,473,227
Total	$ 52,626,682	¥ 340,905,107	¥ 169,135,148